Shareholder Report, Holdings (Details)	Jun. 30, 2025
Columbia Variable Portfolio – Corporate Bond Fund - Class 1 | U S Treasury May Fifteenth Two Thousand Forty Five Five Point Zero Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Variable Portfolio – Corporate Bond Fund - Class 1 | Citigroup Inc June Three Two Thousand Thirty One Two Point Five Seven Two Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Corporate Bond Fund - Class 1 | Verizon Communications Inc March Twenty One Two Thousand Thirty One Two Point Five Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Corporate Bond Fund - Class 1 | Bank Of America Corp July Twenty One Two Thousand Thirty Two Two Point Two Nine Nine Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Corporate Bond Fund - Class 1 | JPMorgan Chase And Co April Twenty Two Two Thousand Thirty Six Five Point Five Seven Two Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Corporate Bond Fund - Class 1 | Principal Life Global Funding II November Twenty Seven Two Thousand Twenty Nine Four Point Nine Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Corporate Bond Fund - Class 1 | Raytheon Technologies Corp March Fifteenth Two Thousand Twenty Seven Three Point Five Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Corporate Bond Fund - Class 1 | T Mobile US Inc February Fifteen Two Thousand Thirty One Two Point Five Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Corporate Bond Fund - Class 1 | Bacardi Ltd Slash Bacardi Martini BV June Fifteen Two Thousand Thirty Three Five Point Four Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Corporate Bond Fund - Class 1 | BAE Systems PLC March Twenty Sixth Two Thousand Twenty Nine Five Point One Two Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Corporate Bond Fund - Class 1 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Variable Portfolio – Corporate Bond Fund - Class 1 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Columbia Variable Portfolio – Corporate Bond Fund - Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Columbia Variable Portfolio – Corporate Bond Fund - Class 1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
Columbia Variable Portfolio – Corporate Bond Fund - Class 1 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Variable Portfolio – Corporate Bond Fund - Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Corporate Bond Fund - Class 2 | U S Treasury May Fifteenth Two Thousand Forty Five Five Point Zero Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Variable Portfolio – Corporate Bond Fund - Class 2 | Citigroup Inc June Three Two Thousand Thirty One Two Point Five Seven Two Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Corporate Bond Fund - Class 2 | Verizon Communications Inc March Twenty One Two Thousand Thirty One Two Point Five Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Corporate Bond Fund - Class 2 | Bank Of America Corp July Twenty One Two Thousand Thirty Two Two Point Two Nine Nine Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Corporate Bond Fund - Class 2 | JPMorgan Chase And Co April Twenty Two Two Thousand Thirty Six Five Point Five Seven Two Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Corporate Bond Fund - Class 2 | Principal Life Global Funding II November Twenty Seven Two Thousand Twenty Nine Four Point Nine Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Corporate Bond Fund - Class 2 | Raytheon Technologies Corp March Fifteenth Two Thousand Twenty Seven Three Point Five Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Corporate Bond Fund - Class 2 | T Mobile US Inc February Fifteen Two Thousand Thirty One Two Point Five Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Corporate Bond Fund - Class 2 | Bacardi Ltd Slash Bacardi Martini BV June Fifteen Two Thousand Thirty Three Five Point Four Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Corporate Bond Fund - Class 2 | BAE Systems PLC March Twenty Sixth Two Thousand Twenty Nine Five Point One Two Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Corporate Bond Fund - Class 2 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Variable Portfolio – Corporate Bond Fund - Class 2 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Columbia Variable Portfolio – Corporate Bond Fund - Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Columbia Variable Portfolio – Corporate Bond Fund - Class 2 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
Columbia Variable Portfolio – Corporate Bond Fund - Class 2 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Variable Portfolio – Corporate Bond Fund - Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Corporate Bond Fund - Class 3 | U S Treasury May Fifteenth Two Thousand Forty Five Five Point Zero Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Variable Portfolio – Corporate Bond Fund - Class 3 | Citigroup Inc June Three Two Thousand Thirty One Two Point Five Seven Two Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Corporate Bond Fund - Class 3 | Verizon Communications Inc March Twenty One Two Thousand Thirty One Two Point Five Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Corporate Bond Fund - Class 3 | Bank Of America Corp July Twenty One Two Thousand Thirty Two Two Point Two Nine Nine Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Corporate Bond Fund - Class 3 | JPMorgan Chase And Co April Twenty Two Two Thousand Thirty Six Five Point Five Seven Two Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Corporate Bond Fund - Class 3 | Principal Life Global Funding II November Twenty Seven Two Thousand Twenty Nine Four Point Nine Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Corporate Bond Fund - Class 3 | Raytheon Technologies Corp March Fifteenth Two Thousand Twenty Seven Three Point Five Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Corporate Bond Fund - Class 3 | T Mobile US Inc February Fifteen Two Thousand Thirty One Two Point Five Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Corporate Bond Fund - Class 3 | Bacardi Ltd Slash Bacardi Martini BV June Fifteen Two Thousand Thirty Three Five Point Four Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Corporate Bond Fund - Class 3 | BAE Systems PLC March Twenty Sixth Two Thousand Twenty Nine Five Point One Two Five Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Corporate Bond Fund - Class 3 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Variable Portfolio – Corporate Bond Fund - Class 3 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Columbia Variable Portfolio – Corporate Bond Fund - Class 3 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Columbia Variable Portfolio – Corporate Bond Fund - Class 3 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
Columbia Variable Portfolio – Corporate Bond Fund - Class 3 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Variable Portfolio – Corporate Bond Fund - Class 3 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%